Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Common stock, dividends, per share, cash paid	$ 0.14	$ 0.10